Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

Note 16 - Income taxes

	Year ended December 31,
	2021	2020	2019

Income tax expenses	$(188)	$(741)	$(532)
Deferred income tax benefit	314	1,050	122

	$126	$309	$(410)

Income is subject to tax in the various countries in which the Company operates.

SGO is incorporated in the State of Delaware that is subject to U.S. corporate income tax on its taxable income at a rate of up to 21% for taxable years beginning after December 31, 2017 and U.S. corporate income tax on its taxable income of up to 35% for prior tax years.

No provision for income taxes in the United States has been made as SGO had no taxable income for the years ended December 31, 2020 and 2019. SGO has been deregistered in 2020.

The Company mainly conducts its operating business through its subsidiaries in China, including Hong Kong.

Other than GCL, the subsidiaries incorporated in Hong Kong are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended December 31, 2021, 2020 and 2019. The provision for Hong Kong Profits Tax for GCL is calculated at 8.25% for first-tier rate and 16.5% for the second-tier rate of the estimated assessable profits for the years ended December 31, 2021, 2020 and 2019.

The subsidiaries incorporated in mainland China are governed by the Income Tax Law of the PRC concerning foreign invested enterprises and foreign enterprises and various local income tax laws (the Income Tax Laws), and are subject to 25% tax rate throughout the periods presented.

The Income Tax Laws also impose a 10% withholding income tax for dividends distributed by a foreign invested enterprise to its immediate holding company outside China for distribution of earnings generated after January 1, 2008. Under the Income Tax Laws, the distribution of earnings generated prior to January 1, 2008 is exempt from the withholding tax. As our subsidiaries in the PRC will not be distributing earnings to the Company for the years ended December 31, 2021, 2020 and 2019, no deferred tax liabilities have been recognized for the undistributed earnings of these PRC subsidiaries at December 31, 2021, 2020 and 2019. Total undistributed earnings of the Company’s PRC subsidiaries at December 31, 2021 were $nil (December 31, 2020: $nil).

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended December 31, 2021, 2020 and 2019:

	Year ended December 31,
	2021	2020	2019
U.S. Statutory rates	21.0%	21.0%	21.0%
Foreign income not recognized in USA	(21.0)	(21.0)	(21.0)
China income taxes (including Hong Kong SAR)	13.6	16.0	25.0
Australia income taxes	1.1	—	—
Impact of tax rate in other jurisdictions	(6.4)	(5.0)	3.2
Impact of tax reduction of Hong Kong profits tax	—	—	4.4
Tax effect of non-deductible expenses	(7.9)	(10.4)	(7.8)
Valuation allowance	0.4	(0.1)	(42.9)
Under provision in respect of prior years	(2.2)	(0.7)	(26.6)
Other (a)	2.9	0.6	(32.2)
Effective income taxes	1.5%	0.4%	(76.9)%

Notes:

(a)	There were no other material items affecting the effective income tax for the years ended December 31, 2021, 2020 and 2019 except for (i) losses incurred by TROOPS of approximately $1,156, $1,870 and $691, respectively, where there is no tax in the Cayman Islands; and (ii) under-provision of Hong Kong profits tax as a result of certain non-deductible expenses in prior year.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred income tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Deferred income tax assets:
Net operating loss carry-forward	$647	$1,385
Less: Valuation allowance	(647)	(1,385)
	$—	$—

Deferred tax liabilities
Intangible assets	$12	$77
Property, plant and equipment	5,521	5,770
Interest income	12	12
	$5,545	$5,859

The deferred income tax assets wholly relate to net tax loss carry forwards. The net operating loss carry forwards derived from the Company’s PRC entities, HK entities and U.S. entity.

The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years. As of December 31, 2021 and 2020, the Company had $1,512 and $1,512, respectively, of deductible tax loss carry forwards that expire through December 31, 2025.

The net tax loss of the Hong Kong entities of $1,601 and $6,106 as of December 31, 2021 and 2020, respectively, available for offset against future profits may be carried forward indefinitely. Management believes that the Company will not realize these potential tax benefits as the Company’s operations in these PRC and Hong Kong entities will not generate any operating profits in the foreseeable future. As a result, the full amount of the valuation allowance was provided against the potential tax benefits.

As of 31 December, 2021, the Company’s U.S. entity, SGO Corporation had been deregistered and no tax loss carry-forwards.